Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Segment Reporting Information [Line Items]
Sales to external customers	$ 285,826	$ 301,637	$ 281,165
Unadjusted gross profit	112,714	123,518	119,873
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	14,002	15,891	18,320
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	110,023	118,128	114,210
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	281,940	293,146	270,630
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	2,691	5,390	5,663
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	14,002	15,891	18,320
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	$ 3,886	$ 8,491	$ 10,535